BRIGADE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (1.55%)
Communications (0.09%)
Xplore Inc/Stonepeak Falcon(a)(b)(c)	71,771	$889,980

Consumer, Cyclical (0.07%)
Libbey Glass Inc.(b)(c)	166,360	665,440
Mountaineer Merger Corp(a)(b)(c)	2,915,453	29,155
Total Consumer, Cyclical		694,595

Consumer, Non-cyclical (0.98%)
Envision Healthcare Corp.(b)(c)	481,845	7,046,983
LifeScan Global Common(b)(c)	26,436	469,239
ModivCare Inc(a)(b)	250,845	2,006,760
Total Consumer, Non-cyclical		9,522,982

Technology (0.41%)
Applogic(b)(c)(d)	212,291	636,873
Avaya Holdings Corp.(a)(b)(c)(d)	48,689	872,507
Matrix Parent, Inc.(b)(c)	194,282	2,537,808
Total Technology		4,047,188

TOTAL COMMON STOCKS
(Cost $13,541,968)		15,154,745

PREFERRED STOCKS (0.16%)
Consumer, Cyclical (0.16%)
Mountaineer Merger Corp PREF A(a)(b)(c)	2,915,453	1,521,867

TOTAL PREFERRED STOCKS
(Cost $1,520,423)		1,521,867

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (34.43%)
Basic Materials (1.48%)
Arsenal AIC Parent LLC(e)	1M SOFR + 3.72%	8/19/2030	$2,838,718	$2,842,266
Domtar Corp.(e)	1M SOFR + 3.83%, 0.75% Floor	11/30/2028	471,403	395,979
Olympus Water US Holding Corp.(e)	1M SOFR + 3.25%	11/3/2032	3,300,000	3,277,329
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	3,946,266	3,709,490
TPC Group(e)	6M SOFR + 6.00%	11/22/2031	4,704,497	4,194,859
Total Basic Materials				$14,419,923

Communications (3.75%)
Alpha Media First Out(a)(c)(e)	3M SOFR + 3.77%	8/31/2029	4,080,000	4,080,000
Cable & Wireless(e)	3M SOFR + 3.91%	1/30/2032	1,500,000	1,470,750
CMI Marketing, Inc.(e)	1M SOFR + 3.83%, 0.50% Floor	3/23/2028	2,992,686	2,947,796
Cox Media Group TL(e)	3M SOFR + 3.77%	6/18/2029	5,771,015	5,370,045
Digicel TL B(e)	3M SOFR + 3.77%	7/30/2032	3,000,000	2,989,290
Gen Digital, Inc.(e)	1M SOFR + 3.72%	4/16/2032	2,565,654	2,566,937
Hubbard Radio LLC(e)	1M SOFR + 4.33%, 1.00% Floor	9/30/2027	2,830,152	566,030

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (3.75%) (continued)
Plusgrade, Inc.(e)	3M SOFR + 3.72%	3/3/2031	$2,149,643	$2,149,643
Proofpoint, Inc.(e)	3M SOFR + 3.67%, 0.50% Floor	8/31/2028	2,829,278	2,841,246
StubHub Holdco Sub LLC(e)	1M SOFR + 3.72%	3/12/2030	3,552,504	3,515,487
Syniverse Holdings LLC(e)	3M SOFR + 4.00%, 0.50% Floor	5/13/2027	4,813,041	4,622,252
Xplore TL(e)	1M SOFR + 3.83%	10/24/2029	389,183	360,644
Xplore TL(e)	1M SOFR + 1.00%	10/24/2031	1,273,096	763,857
Zayo Group Holdings, Inc.(e)	1M SOFR + 3.72%	3/9/2027	2,351,472	2,225,316
Total Communications				36,469,293

Consumer, Cyclical (7.40%)
AI Aqua Merger Sub, Inc.(e)	3M SOFR + 3.84%, 0.50% Floor	7/31/2028	2,829,300	2,834,478
Alterra Mountain Co.(e)	1M SOFR + 3.72%	8/17/2028	1,661,830	1,665,985
Alterra Mountain TL B(e)	1M SOFR + 3.72%	5/31/2030	663,338	665,825
AMC Entertainment Holdings, Inc.(e)	1M SOFR + 3.73%, 2.00% Floor	1/4/2029	2,823,716	2,823,998
Caesars Entertainment, Inc.(e)	1M SOFR + 3.72%, 0.50% Floor	2/6/2031	3,258,292	3,225,709
Century Casinos, Inc.(e)	1M SOFR + 3.85%, 0.75% Floor	4/2/2029	5,646,565	4,371,401
Crown Finance US Inc(e)	6M SOFR + 3.84%	12/2/2031	2,976,319	2,930,186
Delivery Hero(e)	3M SOFR + 5.00%	12/12/2029	1,965,618	1,968,488
DS Parents, INC.(e)	3M SOFR + 5.50%	12/13/2030	2,861,425	2,612,481
ECL Entertainment LLC(e)	1M SOFR + 3.72%	8/1/2032	3,016,543	3,005,231
Gabe's DDTL(a)(c)(e)(f)	1M SOFR + 3.97%	6/16/2030	1,054,345	1,054,345
Gabe's TL(a)(c)(e)	1M SOFR + 3.92%	6/16/2030	570,060	570,060
Gategroup TL B(e)	1M SOFR + 4.25%	5/28/2032	2,274,864	2,286,238
Harrah's Oklahoma TL(e)	1M SOFR + 9.00%, 2.00% Floor	10/10/2030	2,403,094	2,391,078
J&J Ventures Gaming LLC(e)	1M SOFR + 3.72%, 0.75% Floor	4/26/2030	1,703,502	1,689,397
Jack Entertainment(e)	1M SOFR + 3.72%	1/27/2032	2,585,463	2,570,596
Libbey Glass LLC(a)(e)	3M SOFR + 4.01%, 0.75% Floor	11/22/2027	1,766,053	1,695,411
Mad Engine Global LLC(e)	3M SOFR + 7.00%, 1.00% Floor	7/15/2027	2,207,270	1,909,288
PetSmart LLC(e)	1M SOFR + 3.73%	8/18/2032	2,630,033	2,616,068
PrimeSource TL B(e)	3M SOFR + 3.99%, 0.75% Floor	3/17/2031	3,780,000	3,798,106
Raising Canes Restuarants LLC TLB 1L(e)	1M SOFR + 3.84%	10/25/2032	2,775,000	2,780,217
RealTruck Group, Inc.(e)	1M SOFR + 3.83%	1/31/2028	3,732,939	2,852,824
Restoration Hardware Inc.(e)	1M SOFR + 3.83%, 0.50% Floor	10/20/2028	2,983,980	2,939,221
S&S Holdings LLC(e)	1M SOFR + 3.73%, 0.50% Floor	3/11/2028	1,730,530	1,728,799
Sabre GLBL, Inc.(e)	1M SOFR + 3.82%, 0.50% Floor	11/15/2029	867,412	763,323
Sabre GLBL, Inc.(e)	1M SOFR + 4.02%, 0.50% Floor	6/30/2028	49,887	48,890
Sabre GLBL, Inc.(e)	1M SOFR + 3.82%, 0.50% Floor	12/17/2027	696,512	677,936
Sizzling Platter DD(e)(f)	1M SOFR + 5.00%	6/25/2032	467,161	426,753
Sizzling Platter LLC TERM(e)	1M SOFR + 5.00%	6/25/2032	3,345,297	3,130,629
Travelport Finance Luxembourg Sarl(e)	3M SOFR + 4.87%, 1.00% Floor	9/29/2028	3,191,793	2,724,994
US LBM TL(e)	1M SOFR + 3.83%	6/6/2031	2,292,760	2,146,826
Veritiv TL(e)	3M SOFR + 4.50%	12/2/2030	2,213,280	2,210,757
Vista Management Holding, Inc.(e)	3M SOFR + 3.99%	4/1/2031	2,910,360	2,934,603
Total Consumer, Cyclical				72,050,141

Consumer, Non-cyclical (11.29%)
Alphia(e)	1M SOFR + 3.67%	5/2/2028	2,629,748	2,009,890
Aveanna Healthcare TL B(e)	1M SOFR + 3.72%	9/10/2032	2,638,388	2,652,186
Bausch Health(e)	1M SOFR + 6.25%	10/8/2030	3,961,990	3,861,474
Carestream Health, Inc.(e)	3M SOFR + 3.77%, 1.00% Floor	9/30/2027	8,695,739	4,362,391
Celsius Holdings, Inc.(e)	1M SOFR + 3.88%	4/1/2032	2,436,671	2,450,073
Colosseum Dental Finance B.V.(e)	3M EUR L + 2.04%	3/18/2032	1,960,565	2,315,159
Elanco Animal Health, Inc.(e)	1M SOFR + 3.87%	10/29/2032	4,116,941	4,121,222
Global Medical Response TL B(e)(g)	3M SOFR + 3.88%	10/2/2028	8,610,000	8,658,819
Jazz Pharmaceuticals(e)	1M SOFR + 3.72%	5/2/2028	2,288,132	2,296,713
LGC Group(e)	1M SOFR + 4.00%	1/31/2030	2,277,445	2,274,029
LifeScan Global Corp.(e)	3M SOFR + 6.50%	12/31/2026	11,038	10,744

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (11.29%) (continued)
LifeScan Global TL B(e)	3M SOFR + 3.74%	12/8/2030	$4,234,524	$4,223,938
Medline Borrower LP(e)(g)	1M SOFR + 3.72%, 0.50% Floor	10/23/2030	1,146,101	1,149,803
Modivcare Buyer TL(a)(e)	1M SOFR + 4.50%	12/19/2030	1,050,708	1,024,440
Modivcare Buyer TL EXIT(a)(e)	1M SOFR + 5.00%	12/19/2030	1,573,262	1,494,599
Naked Juice TL(e)	3M SOFR + 3.67%	1/24/2029	1,503,885	1,493,072
Naked Juice TL(e)	3M SOFR + 3.77%	1/24/2029	8,123,627	5,483,448
NAPA Management Services Corp.(e)	3M SOFR + 3.82%, 0.75% Floor	2/23/2029	4,669,821	3,217,787
Nutrisystem TL(c)(d)(e)	1M SOFR + 3.83%	4/19/2030	4,064,527	4,003,560
Nutrisystem TL(c)(d)(e)	1M SOFR + 3.83%	10/19/2030	5,860,049	4,946,877
Opal US LLC(e)	6M SOFR + 3.25%	4/23/2032	3,990,000	4,011,187
Performance Health Holdings, Inc.(e)	3M SOFR + 3.87%	3/19/2032	3,491,228	3,438,860
Peterson Farms TL B(e)	1M SOFR + 3.87%	11/15/2032	2,500,000	2,515,625
Pluto Acquisition I, Inc.(e)	3M SOFR + 4.00%	9/20/2028	9,720,806	8,058,548
Radiology Partners, Inc.(e)	1M SOFR + 4.50%	6/30/2032	4,522,512	4,509,804
RXB HLDGS INC TL 1L(e)	1M SOFR + 3.73%	12/19/2030	6,373	6,274
RXB Holdings, Inc.(e)	1M SOFR + 4.03%, 0.75% Floor	12/20/2027	2,728,627	2,721,805
SCP Health TL B(e)	3M SOFR + 3.84%	7/24/2032	5,650,000	5,678,137
Team Health Holdings, Inc.(e)	3M SOFR + 3.84%	6/30/2028	6,034,875	6,049,962
Two Kings Casino TL(e)	1M SOFR + 5.00%	12/12/2031	2,425,000	2,479,562
US Fertility Enterprises LLC(e)	1M SOFR + 3.50%	12/20/2032	5,600,000	5,614,000
Vaco Holdings TL B(e)	3M SOFR + 5.00%	1/22/2029	3,413,931	2,773,136
Total Consumer, Non-cyclical				109,907,124

Energy (1.43%)
Goodnight(e)	1M SOFR + 3.72%	5/23/2029	2,904,796	2,883,009
Hilcorp Energy I TL B(e)	1M SOFR + 2.25%	2/5/2030	3,166,075	3,168,070
Long Ridge Energy TL B(e)	1M SOFR + 3.67%	2/6/2032	2,585,463	2,557,462
New Fortress Energy, Inc.(e)	3M SOFR + 4.07%, 0.75% Floor	10/30/2028	2,875,658	1,173,268
Spencer Spirit(e)	1M SOFR + 3.77%	6/25/2031	4,153,050	4,159,986
Total Energy				13,941,795

Financials (2.99%)
Acrisure LLC(e)	1M SOFR + 3.72%	11/6/2030	5,437,674	5,427,505
Armor Holdco, Inc.(e)	3M SOFR + 4.17%, 0.50% Floor	12/10/2031	2,314,981	2,322,944
Asurion(e)	1M SOFR + 4.25%	9/12/2030	5,532,351	5,529,751
Equiniti/AST TL B(e)	3M SOFR + 4.17%, 0.50% Floor	12/11/2028	500,000	501,720
HUB International, Ltd.(e)	3M SOFR + 3.87%, 0.75% Floor	6/20/2030	3,340,956	3,356,792
Hyperion Refinance Sarl(e)	1M SOFR + 3.72%, 0.50% Floor	2/18/2031	2,822,187	2,826,787
OID-OL Intermediate I LLC(e)	3M SOFR + 3.84%	2/1/2029	220,394	225,811
OID-OL Intermediate I LLC(e)	3M SOFR + 3.99%	2/1/2029	2,283,515	1,896,277
Uniti Group TL B(e)	1M SOFR + 3.72%	9/24/2032	4,340,000	4,350,850
WHP TL B(e)	3M SOFR + 3.89%	2/12/2032	2,694,500	2,705,871
Total Financials				29,144,308

Industrials (1.75%)
ACProducts Holdings, Inc.(e)	3M SOFR + 4.25%, 0.50% Floor	5/17/2028	2,544,055	2,062,287
Apple Bidco LLC(e)	1M SOFR + 3.92%	9/22/2031	4,962	4,986
Clue Opco LLC(e)	3M SOFR + 3.84%, 0.75% Floor	12/19/2030	3,493,520	3,462,078
Flynn Canada Ltd., TL(e)	1M SOFR + 3.83%	7/31/2028	3,315,789	3,282,632
LRS Holdings LLC(e)	1M SOFR + 3.83%, 0.75% Floor	8/31/2028	2,925,435	2,879,125
Quikrete Holdings, Inc.(e)	1M SOFR + 3.72%	4/14/2031	2,322,508	2,328,431
Socotec US Holding, Inc.(e)	1M SOFR + 4.31%, 0.75% Floor	6/2/2031	2,970,000	2,983,603
Trinseo(e)	3M SOFR + 2.50%	12/12/2029	3,871	366
Total Industrials				17,003,508

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Technology (3.94%)
Applogic PIK EXIT(e)	1M SOFR + 6.00 (5.00 PIK)%	3/4/2030	$3,708,839	$3,328,683
Avaya Inc.(c)(d)(e)(g)	1M SOFR + 7.50%	8/1/2028	8,134,576	7,274,670
BCP V Everise Acquisition LLC(e)	3M SOFR + 6.00%	12/20/2029	5,900,886	4,919,863
Bingo Holdings I LLC(e)	1M SOFR + 4.75%	6/30/2032	3,142,125	3,079,282
Cision Second Out B-1(e)	1M SOFR + 3.83%	5/31/2030	5,579,289	2,933,903
Magenta Security Holdings, LLC First Out(e)	3M SOFR + 4.10%	7/27/2028	2,813,405	2,117,087
Magenta Security Holdings, LLC Second Out(e)	3M SOFR + 4.10%	7/27/2028	7,105,059	3,031,516
Magenta Security Holdings, LLC Third Out(e)	3M SOFR + 4.10%	7/27/2028	9,212	2,027
Mavenir Jr Debt(a)(c)(e)	12.00%	7/29/2030	2,547,522	2,547,522
Mobileum PIK EXIT(e)(g)	3M SOFR + 6.00 (5.00 PIK)%	9/12/2029	4,485,547	3,947,281
Pitney Bowes TL B(e)	1M SOFR + 3.50%	1/23/2032	2,481,019	2,462,411
SS&C Technologies(e)	1M SOFR + 3.72%	5/9/2031	2,725,088	2,739,940
Total Technology				38,384,185

Utilities (0.40%)
Lackawanna Energy Center LLC TL1L(e)	1M SOFR + 4.01%	7/26/2032	3,881,990	3,902,371

TOTAL BANK LOANS
(Cost 347,177,598)				335,222,648

CONVERTIBLE BONDS (0.43%)
Consumer, Cyclical (–%)
Liberty Interactive LLC	4.00%	11/15/2029	270,000	14,850
Liberty Interactive LLC	3.75%	2/15/2030	840,000	46,200
Total Consumer, Cyclical				61,050

Consumer, Non-cyclical (0.43%)
Jazz Investments I, Ltd.	3.13%	9/15/2030	1,745,000	2,323,955
Lantheus Holdings, Inc.	2.63%	12/15/2027	1,610,000	1,840,999
Total Consumer, Non-cyclical				4,164,954

TOTAL CONVERTIBLE BONDS
(Cost 4,096,079)				4,226,004

CORPORATE BONDS (55.48%)
Basic Materials (6.07%)
ASP Unifrax Holdings, Inc.(g)(h)	7.10 (1.25 PIK)%	9/30/2029	2,097,569	302,050
Axalta Coating Systems Dutch Holding B BV(h)	7.25%	2/15/2031	1,245,000	1,312,718
Axalta Coating Systems LLC(h)	3.38%	2/15/2029	4,855,000	4,667,474
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(h)	8.75%	7/15/2026	5,801,000	5,100,349
Celanese US Holdings LLC	6.75%	4/15/2033	2,670,000	2,654,313
Cleveland-Cliffs, Inc.(h)	7.00%	3/15/2032	3,490,000	3,576,867
Cleveland-Cliffs, Inc.(h)	7.63%	1/15/2034	2,060,000	2,154,217
Domtar Corp.(h)	6.75%	10/1/2028	4,820,000	4,024,710
First Quantum Minerals, Ltd.(h)	8.63%	6/1/2031	3,615,000	3,804,536
Fortescue Treasury Pty, Ltd.(h)	6.13%	4/15/2032	1,855,000	1,935,753
INEOS Finance PLC(h)	7.50%	4/15/2029	3,155,000	2,719,356
Innophos Holdings, Inc.(h)	11.50%	6/15/2029	7,663,750	7,123,038
Methanex US Operations, Inc.(h)	6.25%	3/15/2032	2,915,000	2,997,858
Mineral Resources, Ltd.(h)	8.50%	5/1/2030	3,400,000	3,535,326
Olympus Water US Holding Corp.(h)	7.25%	6/15/2031	1,405,000	1,434,989
Rain Carbon, Inc.(h)	12.25%	9/1/2029	6,820,000	7,089,056

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Basic Materials (6.07%) (continued)
Tronox, Inc.(h)	4.63%	3/15/2029	$6,665,000	$4,668,666
Total Basic Materials				59,101,276

Communications (10.38%)
Altice Financing SA(h)	5.75%	8/15/2029	2,730,000	1,902,907
Altice France SA(h)	6.88%	7/15/2032	1,105,093	1,056,740
Beasley Mezzanine Holdings LLC(c)(d)(h)	9.20%	8/1/2028	3,236,000	1,110,919
C&W Senior Finance, Ltd.(h)	9.00%	1/15/2033	2,005,000	2,064,859
Cable One, Inc.(h)	4.00%	11/15/2030	4,785,000	3,682,476
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.38%	6/1/2029	1,445,000	1,430,239
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.50%	8/15/2030	3,215,000	3,024,127
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.25%	2/1/2031	6,195,000	5,690,876
CCO Holdings LLC / CCO Holdings Capital Corp.(h)	4.25%	1/15/2034	10,035,000	8,532,302
Charter Communications Operating LLC / Charter Communications Operating Capital	6.55%	6/1/2034	1,560,000	1,642,760
Ciena Corp.(h)	4.00%	1/31/2030	3,050,000	2,934,588
Clear Channel Outdoor Holdings, Inc.(h)	7.50%	3/15/2033	655,000	692,972
CMG Media Corp.(h)	8.88%	6/18/2029	4,470,000	3,831,798
CSC Holdings LLC(h)	7.50%	4/1/2028	735,000	430,124
CSC Holdings LLC(h)	6.50%	2/1/2029	1,970,000	1,306,045
Digicel International Finance, Ltd. / Difl US LLC(h)	8.63%	8/1/2032	1,595,000	1,655,890
Directv Financing LLC(h)	8.88%	2/1/2030	3,715,000	3,757,020
Dish DBS Corp.	7.75%	7/1/2026	450,000	443,391
Dish DBS Corp., Series WI	5.13%	6/1/2029	565,000	501,068
Dish DBS Corp.(h)	5.25%	12/1/2026	2,425,000	2,356,671
Gray Media, Inc.(h)	5.38%	11/15/2031	3,135,000	2,351,440
Gray Media, Inc.(h)	4.75%	10/15/2030	1,050,000	812,963
Gray Media, Inc.(h)	9.63%	7/15/2032	5,380,000	5,589,276
GrubHub Holdings, Inc.(c)(g)(h)	13.00 (7% PIK)%	7/31/2030	8,228,325	6,739,848
Iliad Holding SAS(h)	8.50%	4/15/2031	2,500,000	2,687,923
Level 3 Financing, Inc.(h)	8.50%	1/15/2036	1,445,000	1,483,581
Level 3 Financing, Inc.(h)	3.63%	1/15/2029	800,000	738,184
Level 3 Financing, Inc.(h)	3.75%	7/15/2029	735,000	667,752
Level 3 Financing, Inc.(h)	4.88%	6/15/2029	675,000	661,997
Lumen Technologies, Inc.(h)	4.13%	4/15/2030	423,226	421,831
Lumen Technologies, Inc.(h)	4.13%	4/15/2029	423,184	419,587
Lumen Technologies, Inc., Series P	7.60%	9/15/2039	1,075,000	1,036,593
Lumen Technologies, Inc., Series U	7.65%	3/15/2042	1,591,000	1,501,463
McGraw-Hill Education, Inc.(h)	5.75%	8/1/2028	2,800,000	2,803,554
McGraw-Hill Education, Inc.(h)	7.38%	9/1/2031	800,000	843,875
Sirius XM Radio LLC(h)	3.88%	9/1/2031	4,217,000	3,879,657
Spanish Broadcasting System, Inc.(h)	9.75%	3/1/2026	4,390,000	2,884,230
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(h)	6.50%	2/15/2029	880,000	845,428
Univision Communications, Inc.(h)	4.50%	5/1/2029	3,650,000	3,506,818
Urban One, Inc.(c)(d)(h)	7.63%	4/1/2031	4,419,000	2,275,785
Urban One, Inc.(a)(c)(d)(h)	10.50%	4/1/2031	2,201,000	2,107,784
Vmed O2 UK Financing I PLC(h)	4.25%	1/31/2031	2,565,000	2,340,270
Zayo Group Holdings, Inc.(d)(g)(h)	13.75%	9/9/2030	3,840,686	3,521,787
ZipRecruiter, Inc.(h)	5.00%	1/15/2030	3,690,000	2,896,281
Total Communications				101,065,679

Consumer, Cyclical (8.06%)
1011778 BC ULC / New Red Finance, Inc.(h)	3.88%	1/15/2028	2,500,000	2,464,665
1011778 BC ULC / New Red Finance, Inc.(h)	4.38%	1/15/2028	1,500,000	1,490,982
Academy, Ltd.(h)	6.00%	11/15/2027	2,750,000	2,750,743
AMC Entertainment Holdings, Inc.(h)	7.50%	2/15/2029	2,005,000	1,752,194

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (8.06%) (continued)
Bath & Body Works, Inc.(h)	6.63%	10/1/2030	$2,890,000	$2,950,864
Brightstar Lottery PLC(h)	5.25%	1/15/2029	1,440,000	1,438,862
Brightstar Lottery PLC/ Brightstar Global Solutions Corp.(h)	5.75%	1/15/2033	1,310,000	1,300,351
Caesars Entertainment, Inc.(h)	7.00%	2/15/2030	2,455,000	2,541,720
Empire Resorts, Inc.(h)	7.75%	11/1/2026	2,665,000	2,612,926
Genting New York LLC / GENNY Capital, Inc.(h)	7.25%	10/1/2029	3,395,000	3,480,791
Hilton Domestic Operating Co., Inc.(h)	4.00%	5/1/2031	4,005,000	3,832,863
Jacobs Entertainment, Inc.(h)	6.75%	2/15/2029	3,970,000	3,894,117
LBM Acquisition LLC(h)	9.50%	6/15/2031	1,465,000	1,518,861
Liberty Interactive LLC	8.25%	2/1/2030	665,000	35,007
Liberty Interactive LLC	8.50%	7/15/2029	4,220,000	230,913
Melco Resorts Finance, Ltd.(h)	5.38%	12/4/2029	3,740,000	3,701,252
NCL Corp., Ltd.(h)	6.75%	2/1/2032	2,605,000	2,665,747
Nissan Motor Co., Ltd.(h)	8.13%	7/17/2035	2,475,000	2,631,777
Nissan Motor Co., Ltd.(h)	7.75%	7/17/2032	475,000	504,440
Nissan Motor Co., Ltd.(h)	7.50%	7/17/2030	475,000	497,866
Resorts World Las Vegas LLC / RWLV Capital, Inc.(h)	4.63%	4/16/2029	280,000	248,033
Resorts World Las Vegas LLC / RWLV Capital, Inc.(h)	4.63%	4/6/2031	2,665,000	2,197,542
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.(h)	6.63%	2/1/2033	2,285,000	2,331,801
Sabre GLBL, Inc.(h)	10.75%	3/15/2030	672,000	557,227
Sabre GLBL, Inc.(h)	10.75%	11/15/2029	528,000	450,186
Studio City Finance, Ltd.(h)	5.00%	1/15/2029	3,530,000	3,407,138
Under Armour, Inc.(h)	7.25%	7/15/2030	2,605,000	2,609,752
United Airlines, Inc.(h)	4.38%	4/15/2026	2,570,000	2,570,105
Victoria's Secret & Co.(h)	4.63%	7/15/2029	3,045,000	2,949,128
Viking Cruises, Ltd.(h)	5.88%	10/15/2033	2,660,000	2,701,145
Warnermedia Holdings, Inc.	5.05%	3/15/2042	1,960,000	1,383,940
Warnermedia Holdings, Inc.	4.05%	3/15/2029	2,270,000	2,197,965
Warnermedia Holdings, Inc.	4.28%	3/15/2032	925,000	810,949
Wynn Macau, Ltd.(h)	5.13%	12/15/2029	175,000	173,463
Wynn Macau, Ltd.(h)	6.75%	2/15/2034	2,980,000	3,021,879
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(h)	7.13%	2/15/2031	2,045,000	2,215,574
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(h)	6.25%	3/15/2033	1,360,000	1,389,254
Yum! Brands, Inc.	3.63%	3/15/2031	1,135,000	1,073,012
Yum! Brands, Inc.	6.88%	11/15/2037	2,335,000	2,574,102
Zayo Group Holdings, Inc.(d)(g)(h)	9.25%	3/9/2030	1,421,611	1,350,960
Total Consumer, Cyclical				78,510,096

Consumer, Non-cyclical (10.77%)
1261229 BC, Ltd.(h)	10.00%	4/15/2032	928,000	964,412
Acadia Healthcare Co., Inc.(h)	7.38%	3/15/2033	2,500,000	2,524,153
Akumin, Inc.(c)(d)(h)	8.00%	8/1/2028	305,000	298,639
Akumin, Inc.(c)(d)(g)(h)	9.00 (1.00 PIK)%	8/1/2027	8,275,000	8,102,895
Allied Universal Holdco LLC(h)	7.88%	2/15/2031	3,060,000	3,224,206
Bausch Health Cos., Inc.(h)	4.88%	6/1/2028	447,000	400,914
Bausch Health Cos., Inc.(h)	5.00%	1/30/2028	880,000	771,650
Bellis Acquisition Co. PLC(h)	8.13%	5/14/2030	1,645,000	2,059,430
Charles River Laboratories International, Inc.(h)	3.75%	3/15/2029	1,600,000	1,545,595
Charles River Laboratories International, Inc.(h)	4.00%	3/15/2031	1,415,000	1,342,186
CHS/Community Health Systems, Inc.(h)	5.25%	5/15/2030	3,925,000	3,679,487
CPI CG, Inc.(h)	10.00%	7/15/2029	2,707,000	2,874,056
CVS Health Corp.(e)	5Y US TI + 2.89%	3/10/2055	1,320,000	1,385,041
DaVita, Inc.(h)	3.75%	2/15/2031	3,320,000	3,067,071
DaVita, Inc.(h)	6.88%	9/1/2032	630,000	653,987
Deluxe Corp.(h)	8.13%	9/15/2029	3,170,000	3,340,290
Embecta Corp.(h)	5.00%	2/15/2030	310,000	295,887
Embecta Corp.(h)	6.75%	2/15/2030	4,145,000	4,081,874

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (10.77%) (continued)
Fortrea Holdings, Inc.(h)	7.50%	7/1/2030	$2,047,000	$2,089,364
Global Medical Response, Inc.(h)	7.38%	10/1/2032	2,680,000	2,790,517
Medline Borrower LP(h)	3.88%	4/1/2029	2,150,000	2,099,206
Molina Healthcare, Inc.(h)	6.50%	2/15/2031	765,000	784,575
Molina Healthcare, Inc.(h)	3.88%	11/15/2030	4,915,000	4,555,207
New Albertsons LP	7.45%	8/1/2029	4,000,000	4,241,525
New Albertsons LP	8.00%	5/1/2031	2,500,000	2,741,553
Nidda Healthcare Holding GmbH(e)(h)	3M EUR L + 3.25%	10/15/2032	2,660,000	3,146,222
Perrigo Finance Unlimited Co., Series USD	6.13%	9/30/2032	2,900,000	2,820,909
Pilgrim's Pride Corp.	6.88%	5/15/2034	2,630,000	2,912,986
Post Holdings, Inc.(h)	6.25%	2/15/2032	2,755,000	2,831,741
Radiology Partners, Inc.(g)(h)	9.78 (9.78 PIK)%	2/15/2030	4,772,992	4,614,242
Radiology Partners, Inc.(h)	8.50%	7/15/2032	4,385,000	4,578,358
Sabre Financial Borrower LLC(h)	11.13%	6/15/2029	3,320,000	3,357,888
StoneMor, Inc.(h)	8.50%	5/15/2029	3,430,000	3,348,328
Team Health Holdings, Inc.(g)(h)	13.50 (4.50 PIK)%	6/30/2028	3,134,138	3,312,843
Team Health Holdings, Inc.(h)	8.38%	6/30/2028	3,805,000	3,851,445
Tenet Healthcare Corp.	4.63%	6/15/2028	4,770,000	4,772,269
Tenet Healthcare Corp.	4.38%	1/15/2030	2,135,000	2,097,201
Tenet Healthcare Corp.(h)	5.50%	11/15/2032	710,000	719,726
United Rentals North America, Inc.	4.00%	7/15/2030	2,700,000	2,615,818
Total Consumer, Non-cyclical				104,893,696

Energy (5.11%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(h)	5.38%	6/15/2029	3,060,000	3,063,374
Ascent Resources Utica Holdings LLC / ARU Finance Corp.(h)	6.63%	7/15/2033	2,875,000	2,971,418
Blue Racer Midstream LLC / Blue Racer Finance Corp.(h)	7.00%	7/15/2029	1,680,000	1,751,369
Blue Racer Midstream LLC / Blue Racer Finance Corp.(h)	7.25%	7/15/2032	960,000	1,016,872
Civitas Resources, Inc.(h)	8.63%	11/1/2030	2,890,000	3,026,244
Civitas Resources, Inc.(h)	9.63%	6/15/2033	625,000	673,894
Genesis Energy LP / Genesis Energy Finance Corp.	8.88%	4/15/2030	530,000	557,540
Genesis Energy LP / Genesis Energy Finance Corp.	8.00%	5/15/2033	6,850,000	7,111,101
Hilcorp Energy I LP / Hilcorp Finance Co.(h)	7.25%	2/15/2035	3,715,000	3,528,158
Howard Midstream Energy Partners LLC(h)	7.38%	7/15/2032	2,650,000	2,794,905
New Fortress Energy, Inc.(h)	8.75%	3/15/2029	1,875,000	85,125
New Fortress Energy, Inc.(h)	6.50%	9/30/2026	2,215,000	157,128
NFE Financing LLC(h)	12.00%	11/15/2029	2,320,000	651,050
Rockies Express Pipeline LLC(h)	6.75%	3/15/2033	2,750,000	2,901,072
Sunoco LP(h)	6.25%	7/1/2033	2,500,000	2,558,912
Sunoco LP(h)	5.88%	3/15/2034	185,000	184,957
Transocean International, Ltd.	7.50%	4/15/2031	1,795,000	1,695,308
Transocean International, Ltd.(h)	8.75%	2/15/2030	1,856,250	1,935,865
Valaris, Ltd.(h)	8.38%	4/30/2030	3,100,000	3,220,749
Venture Global Calcasieu Pass LLC(h)	4.13%	8/15/2031	2,625,000	2,385,095
Venture Global Calcasieu Pass LLC(h)	3.88%	11/1/2033	1,490,000	1,277,054
Venture Global LNG, Inc.(h)	8.38%	6/1/2031	3,470,000	3,446,192
Venture Global Plaquemines LNG LLC(h)	7.50%	5/1/2033	2,605,000	2,814,597
Total Energy				49,807,979

Financials (10.20%)
Apollo Commercial Real Estate Finance, Inc.(h)	4.63%	6/15/2029	3,670,000	3,542,570
Arbor Realty SR, Inc.(h)	7.88%	7/15/2030	2,150,000	2,058,744
Arbor Realty SR, Inc.(h)	8.50%	12/15/2028	665,000	661,982
Barclays PLC(e)(i)	9.63%	12/31/2049	5,250,000	5,935,537
Diversified Healthcare Trust	4.38%	3/1/2031	7,300,000	6,392,333
Finance of America Funding LLC(h)	8.88%	11/30/2026	1,491,599	1,457,989

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (10.20%) (continued)
Finance of America Funding LLC(h)	10.00%	11/30/2029	$1,452,000	$1,676,915
Freedom Mortgage Corp.(h)	6.63%	1/15/2027	2,310,000	2,317,005
Freedom Mortgage Holdings LLC(h)	9.25%	2/1/2029	1,420,000	1,489,387
Freedom Mortgage Holdings LLC(h)	6.88%	5/1/2031	770,000	770,678
Genworth Holdings, Inc.	6.50%	6/15/2034	1,500,000	1,532,743
Genworth Holdings, Inc.(e)	3M CME TERM SOFR + 2.26%	11/15/2036	3,700,000	3,107,217
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	9.00%	6/15/2030	7,315,000	6,983,034
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(h)	10.00%	11/15/2029	715,000	713,474
Intesa Sanpaolo SpA(e)(h)	1Y US TI + 2.75%	6/1/2042	4,250,000	3,627,406
Iron Mountain, Inc.(h)	6.25%	1/15/2033	2,935,000	2,958,327
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(h)	6.63%	10/15/2031	2,415,000	2,371,382
LD Holdings Group LLC(h)	6.13%	4/1/2028	2,815,000	2,619,017
LD Holdings Group LLC(h)	8.75%	11/1/2027	1,336,000	1,315,442
Midcap Financial Issuer Trust(h)	6.50%	5/1/2028	2,350,000	2,342,371
Midcap Financial Issuer Trust(h)	5.63%	1/15/2030	2,235,000	2,104,153
Navient Corp.	5.50%	3/15/2029	805,000	797,123
Navient Corp.	5.63%	8/1/2033	2,680,000	2,438,723
OneMain Finance Corp.	5.38%	11/15/2029	1,615,000	1,613,980
OneMain Finance Corp.	7.50%	5/15/2031	3,810,000	4,011,548
OneMain Finance Corp.	7.13%	11/15/2031	1,375,000	1,435,352
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(h)	4.88%	5/15/2029	2,610,000	2,543,994
PennyMac Financial Services, Inc.(h)	4.25%	2/15/2029	2,890,000	2,826,720
PennyMac Financial Services, Inc.(h)	5.75%	9/15/2031	4,880,000	4,912,940
Rocket Cos., Inc.(h)	6.38%	8/1/2033	2,670,000	2,782,361
Service Properties Trust(h)(j)		9/30/2027	645,000	582,553
Service Properties Trust	4.38%	2/15/2030	5,190,000	4,390,557
Service Properties Trust	4.95%	10/1/2029	485,000	420,474
Service Properties Trust(h)	8.63%	11/15/2031	1,490,000	1,563,090
Starwood Property Trust, Inc.(h)	3.63%	7/15/2026	4,335,000	4,304,679
UniCredit SpA(e)(h)	US SWAP + 5.86%	6/19/2032	3,155,000	3,207,980
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(h)	6.00%	1/15/2030	2,665,000	2,481,897
Walker & Dunlop, Inc.(h)	6.63%	4/1/2033	2,975,000	3,050,548
Total Financials				99,342,225

Industrials (2.87%)
Ball Corp.	3.13%	9/15/2031	2,900,000	2,671,932
Builders FirstSource, Inc.(h)	6.38%	3/1/2034	2,670,000	2,761,437
Coherent Corp.(h)	5.00%	12/15/2029	3,045,000	3,036,027
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(h)	6.75%	4/1/2032	2,170,000	2,220,465
Quikrete Holdings, Inc.(h)	6.38%	3/1/2032	2,310,000	2,403,642
Smyrna Ready Mix Concrete LLC(h)	8.88%	11/15/2031	2,660,000	2,846,819
Standard Building Solutions, Inc.(h)	6.50%	8/15/2032	2,735,000	2,813,711
Standard Building Solutions, Inc.(h)	5.88%	3/15/2034	1,405,000	1,408,139
TransDigm, Inc.(h)	7.13%	12/1/2031	6,185,000	6,495,756
TransDigm, Inc.(h)	6.63%	3/1/2032	1,240,000	1,289,331
Total Industrials				27,947,259

Technology (0.96%)
Cloud Software Group, Inc.(h)	9.00%	9/30/2029	1,825,000	1,899,626
Cloud Software Group, Inc.(h)	8.25%	6/30/2032	1,690,000	1,767,480
CoreWeave, Inc.(h)	9.25%	6/1/2030	2,540,000	2,360,062
Mavenir Converts(a)(c)	20.00 (20.00 PIK)%	12/31/2025	1,003,400	2,368,024
Pitney Bowes, Inc.(h)	7.25%	3/15/2029	905,000	917,892
Total Technology				9,313,084

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Utilities (1.06%)
Calpine Corp.(h)	4.63%	2/1/2029	$3,295,000	$3,291,234
NRG Energy, Inc.(h)	5.75%	1/15/2034	725,000	730,985
NRG Energy, Inc.(h)	6.00%	1/15/2036	2,070,000	2,097,307
Vistra Corp.(e)(h)(i)	5Y US TI + 5.74%	12/31/2049	3,400,000	3,452,409
Vistra Operations Co. LLC(h)	5.63%	2/15/2027	725,000	725,684
Total Utilities				10,297,619

TOTAL CORPORATE BONDS
(Cost 539,678,433)				540,278,913

RIGHTS AND WARRANTS (0.00%)
Technology (0.00%)
Mavenir Warrants Tier 1, Strike Price: $1.00(a)(c)		12/31/2049	$181	$2
Mavenir Warrants Tier 2, Strike Price: $1.00(a)(c)		12/31/2049	353	3
XPLORE CVR, Strike Price: $–(a)(c)		12/31/2049	5,390	1
TOTAL RIGHTS AND WARRANTS
(Cost $496)				6

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (8.60%)
State Street Institutional US Government Money Market Fund, Premier Class	3.730%	83,749,233	$83,749,233

TOTAL SHORT TERM INVESTMENTS
(Cost $83,749,233)			83,749,233

TOTAL INVESTMENTS (100.65%)
(Cost $989,764,229)			$980,153,416

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.65%)			(6,348,034)

NET ASSETS (100.00%)			$973,805,382

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(b)	Non-income producing security.
(c)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of December 31, 2025, the fair value of illiquid securities in the aggregate was $64,157,545 representing 6.59% of the Fund's net assets.
(d)	Security deemed to be restricted as of December 31, 2025. As of December 31, 2025, the fair value of restricted securities in the aggregate was $36,503,256 representing 3.75% of the Fund’s net assets. Significant Accounting Policies in the Notes to Financial Statements section.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of December 31, 2025 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	Represents an unfunded loan commitment. The negative fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. At December 31, 2025, the Fund had unfunded commitments shown below:

Investment	Par Value	Unrealized Gain(loss)	Market Value

Gabe's DDTL	$386,080	$–	$386,080
Sizzling Platter DD UNF	162,542	–	162,542
Total		$–	$548,622

(g)	Payment in-kind.

(h)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the fair value of securities restricted under Rule 144A in the aggregate was $447,143,611, representing 45.92% of net assets.
(i)	Security is a perpetual bond.
(j)	Zero coupon bond.

Investment Abbreviations:

SOFR - Standard Overnight Financing Rate

Rates:

3M EUR L - 3 Month EURIOBOR as of December 31, 2025 was 2.03%

1M SOFR - 1 Month SOFR as of December 31, 2025 was 3.79%

3M SOFR - 3 Month SOFR as of December 31, 2025 was 4.01%

6M SOFR - 6 Month SOFR as of December 31, 2025 was 4.20%

1Y US TI - 1 Year US Treasury Index as of December 31, 2025 was 3.48%

5Y US TI - 5 Year US Treasury Index as of December 31, 2025 was 3.73%

US Swap Rate as of  December 31, 2025 was 5.86%

3M CME SOFR - 3 Month CME SOFR as of December 31, 2025 was 3.65%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION (CENTRALLY CLEARED)(a)(b)(c)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at December 31, 2025(d)	Notional Amount(e)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
MARKIT CDX HY S45 5Y 12/30 ICE	JP Morgan	5.00%	USD	12/20/30	3.16%	$33,900,000	$(2,630,348)	$2,586,683	$(43,665)
							$(2,630,348)	$2,586,683	$(43,665)

Credit default swaps pay quarterly.

TOTAL RETURN SWAP CONTRACTS - BUY PROTECTION (CENTRALLY CLEARED)(a)(b)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at December 31, 2025(d)	Notional Amount(e)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Iboxx Hy Liquid Trs	Morgan Stanley	–%	USD	3/20/26	–%	$7,000,000	$(94,209)	$–	$(94,209)
							$(94,209)	$–	$(94,209)

Total return swaps pay quarterly.

(a)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection willeither (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to thepar value of the defaulted reference entity less its recovery value.
(b)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greaterlikelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(c)	For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the Markit CDX North America High Yiel Index, Series 44.
(d)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(e)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Receiving Currency	Receiving Value	Delivering Currency	Delivering Value	Unrealized Appreciation/ (Depreciation)
State Street Corporation	03/12/26	USD	$5,656,378	EUR	$5,646,549	$9,829
						$9,829
State Street Corporation	03/12/26	USD	2,081,455	GBP	2,095,721	$(14,266)
State Street Corporation	03/12/26	USD	857,743	CAD	859,243	(1,500)
						$(15,766)

See Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

December 31, 2025 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE), normally 4:00p.m. Eastern Time, on each day the NYSE is open.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender. Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Currency Risk. The Fund’s investments that are denominated in a non-U.S. currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

Derivatives Risk. The Fund may invest in derivative securities for bona fide hedging purposes. A derivative security is a financial contract whose value is based on (or “derived from”) a traditional security (such as a bond) or a market index. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. Long options positions may expire worthless.